Key Developments - Acquisition of gross revenue royalties on Gunnison Copper Project and Johnson Camp Mine (Details) - USD ($) $ in Millions				6 Months Ended	12 Months Ended
	May 05, 2026	Mar. 30, 2026	Jun. 26, 2025	Jun. 30, 2026	Dec. 31, 2025
Gunnison project
Disclosure Of Key Developments [Line Items]
Percentage of gross revenue royalty acquired		3.00%		3.00%
Consideration to acquire royalty		$ 23.0		$ 23.0
Gunnison project | Gunnison Option Agreement, Option A
Disclosure Of Key Developments [Line Items]
Percentage of gross revenue royalty acquired	3.00%
Percentage of decrease in gross revenue royalty acquired	1.00%
Amount receivable on decrease in gross revenue royalty	$ 20.0
Gunnison project | Gunnison Option Agreement, Option B
Disclosure Of Key Developments [Line Items]
Amount receivable on decrease in gross revenue royalty	$ 10.0
Gunnison project | Gunnison Option Agreement, Option B | Altius
Disclosure Of Key Developments [Line Items]
Percentage of gross revenue royalty acquired	1.50%
Percentage of decrease in gross revenue royalty acquired	0.50%
Gunnison project | Gunnison Option Agreement, Option C
Disclosure Of Key Developments [Line Items]
Amount receivable upon termination	$ 35.0
Johnson Camp Mine
Disclosure Of Key Developments [Line Items]
Percentage of gross revenue royalty acquired			1.50%		1.50%
Consideration to acquire royalty			$ 4.0		$ 4.0
Percentage of pre-existing gross revenue royalty			1.50%